Property Plant And Equipment (Tables)	Nov. 18, 2019
Property, Plant and Equipment
Major classes of property, plant and equipment and their respective balances for the Companies are as follows:

At December 31,	2018	2017
(millions)
Dominion Energy
Utility:
Generation	$19,250	$17,602
Transmission	16,669	15,335
Distribution	18,549	17,408
Storage	2,905	2,887
Nuclear fuel	1,626	1,599
Gas gathering and processing	307	219
Oil and gas	1,763	1,720
General and other	1,476	1,514
Plant under construction	2,385	7,765

Total utility	64,930	66,049

Nonutility:
Merchant generation-nuclear	1,550	1,452
Merchant generation-other	3,802	4,992
Nuclear fuel	1,025	968
Gas gathering and processing	185	630
LNG facility	3,977	—
Other-including plant under construction	1,109	732

Total nonutility	11,648	8,774

Total property, plant and equipment	$76,578	$74,823

Virginia Power
Utility:
Generation	$19,250	$17,602
Transmission	9,392	8,332
Distribution	11,785	11,151
Nuclear fuel	1,626	1,599
General and other	821	794
Plant under construction	1,639	2,840

Total utility	44,513	42,318

Nonutility-other	11	11

Total property, plant and equipment	$44,524	$42,329

Dominion Energy Gas
Utility:
Transmission	$6,790	$6,510
Distribution	7	6
Storage	2,615	2,619
Gas gathering and processing	32	30
General and other	171	171
Plant under construction	732	4,783

Total utility	10,347	14,119

Nonutility:
LNG facility	3,977	-
Other-including plant under construction	376	133

Total nonutility	4,353	133

Total property, plant and equipment	$14,700	$14,252

Schedule of Jointly Owned Utility Plants
Dominion Energy and Virginia Power’s proportionate share of jointly-owned power stations at December 31, 2018 is as follows:

	Bath

	County	North

	Pumped	Anna	Clover

	Storage	Units 1	Power	Millstone

	Station (1)	and 2 (1)	Station (1)	Unit 3 (2)
(millions, except percentages)
Ownership interest	60%	88.4%	50%	93.5%
Plant in service	1,058	2,560	590	1,231
Accumulated depreciation	(639)	(1,305)	(240)	(400)
Nuclear fuel	—	721	—	571
Accumulated amortization of nuclear fuel	—	(608)	—	(423)
Plant under construction	6	103	9	66
(1)	Units jointly owned by Virginia Power.
(2)	Unit jointly owned by Dominion Energy.

SCANA
Property, Plant and Equipment	At the date of the SCANA Combination, major classes of property, plant and equipment and their respective balances for SCANA are as follows:

2018

(millions)
Utility:
Generation	$5,720
Transmission	2,416
Distribution	6,044
Storage	99
Nuclear fuel	611
General and other	631
Plant under construction	527

Total utility	16,048

Nonutility, including plant under construction	283

Total property, plant and equipment	$16,331

Schedule of Jointly Owned Utility Plants
Regulated property will be depreciated on a straight-line basis based on projected service lives. Actual average composite depreciation rates for SCANA’s utility property, plant and equipment were as follows:

2018

(millions)
Generation	2.61%
Transmission	2.47
Distribution	2.48
Storage	2.48
General and other	5.64